UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Dryden Core Investment Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 1/31/2009

Date of reporting period: 1/31/2009

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2008, at the beginning of the period and held through the six-month period ended January 31, 2009.

Actual Expenses

The first line for each Series in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each Series in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

Dryden Core Investment Fund	1

Fees and Expenses (continued)

Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Series in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund		Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Taxable Money Market Series	Actual	$1,000.00	$1,013.20	0.01%	$0.05
	Hypothetical	$1,000.00	$1,025.09	0.01%	$0.05

Short-Term Bond Series	Actual	$1,000.00	$858.40	0.02%	$0.09
	Hypothetical	$1,000.00	$1,025.04	0.02%	$0.10

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2009, and divided by the 366 days in the Series’ fiscal year ended January 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2009

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 8.1%
$15,000	Banco Bilbao Vizcaya Argentaria 2.00%, 2/9/09	$15,000,000
200,000	Barclays Bank PLC 2.33%, 2/3/09	200,000,000
125,000	2.00%, 10/9/09	125,000,000
160,000	BNP Paribas 1.11%, 2/17/09	160,000,000
35,000	Lloyds TSB Bank PLC 1.38%, 3/30/09	35,000,000
125,000	Royal Bank of Scotland Group PLC 1.35%, 3/27/09	125,000,000
200,000	Societe Generale 2.05%, 2/2/09	200,000,000
40,000	UBS AG 1.34%, 3/31/09	40,000,000
150,000	US Bank NA 0.70%, 3/12/09	150,000,000
200,000	1.00%, 3/30/09	200,000,000

		1,250,000,000

Commercial Paper 24.7%
300,000	Australia & New Zealand Banking Group Ltd., 144A 2.601%, 10/2/09(c)	300,000,000
123,000	AXA SA, 144A 0.90%, 3/12/09(b)	122,880,075
49,050	Bank of America Corp. 0.33%, 2/2/09(b)	49,049,550
400,000	Bank of Ireland 2.701%, 9/4/09(c)	399,999,999
100,000	Barclays US Funding Corp. 1.99%, 2/10/09(b)	99,950,250
40,000	1.84%, 2/11/09(b)	39,979,556
22,000	Conocophillips Qatar Ltd., 144A 0.50%, 2/17/09(b)	21,995,111
235,000	Citigroup Funding, Inc. 1.00%, 2/12/09(b)(h)	234,928,194
200,000	0.75%, 2/13/09(b)(h)	199,950,000
50,000	Edison Asset Securitization LLC, 144A 0.25%, 2/23/09(b)	49,992,361

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of January 31, 2009 continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$250,000	General Electric Capital Corp. 0.60%, 6/23/09(b)(h)	$249,408,333
200,000	0.65%, 6/25/09(b)(h)	199,480,000
185,310	Greenwich Capital Holdings, Inc. 0.35%, 2/2/09(b)	185,308,198
50,000	HSBC USA, Inc. 2.00%, 2/5/09(b)	49,988,889
75,000	Lloyds TSB Bank PLC 1.08%, 2/17/09(b)	74,964,000
160,000	National Australia Funding (Delaware), 144A 1.90%, 2/2/09(b)	159,991,556
100,000	0.54%, 3/24/09(b)	99,923,500
50,000	New York Life Capital Corp., 144A 0.50%, 3/2/09(b)	49,979,861
45,000	Nokia Corp., 144A 2.10%, 2/3/09(b)	44,994,750
50,000	Old Line Funding LLC, 144A 0.33%, 2/2/09(b)	49,999,542
200,000	0.38%, 2/18/09(b)	199,964,111
15,000	0.30%, 2/20/09(b)	14,997,625
50,000	0.45%, 2/24/09(b)	49,985,625
50,021	0.45%, 2/25/09(b)	50,005,994
117,000	0.53%, 3/4/09(b)	116,947,508
50,000	Reckit Benckiser TSY, 144A 0.93%, 3/23/09(b)	49,935,417
50,000	Sanpaolo IMI US Financial Co. 1.77%, 2/9/09(b)	49,980,333
225,000	1.75%, 2/12/09(b)	224,879,688
40,000	1.00%, 2/17/09(b)	39,982,222
25,000	Societe Generale North America, Inc. 0.68%, 3/2/09(b)	24,986,306
67,000	State Street Corp. 2.05%, 2/5/09(b)	66,984,739
200,000	0.40%, 2/25/09(b)	199,946,667
15,000	Toyota Motor Credit Corp. 0.45%, 2/9/09(b)	14,998,500

		3,786,358,460

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Loan Participations 0.4%
$25,000	Army & Air Force Exchange Services 1.46%, 3/10/09(d)	$25,000,000
31,000	1.46%, 3/10/09(d)	31,000,000

		56,000,000

Municipal Bonds 0.7%
750	Allegany Cnty. Ind. Dev. Agcy. Environ. Facs. Rev., Atlantic Richfield Proj., F.R.D.D. 0.50%, 2/2/09(c)	750,000
16,215	Arizona Health Facilities Auth., F.R.W.D. 0.43%, 2/2/09(c)	16,215,000
10,205	District of Columbia, F.R.W.D 0.40%, 2/2/09(c)	10,205,000
2,000	Gulf Coast Waste Disp. Auth. Environ. Facs. Rev., ExxonMobil Proj., F.R.D.D., Ser. A 0.35%, 2/2/09(c)	2,000,000
23,900	Gulf Coast Waste Disp. Auth. Tex. Amoco Oil Co. Proj., A.M.T., F.R.D.D. 0.45%, 2/2/09(c)	23,900,000
24,317	Lower Neches Valley Auth. Ind. Dev. Corp., ExxonMobil Proj., F.R.W.D., Ser. B 0.35%, 2/2/09(c)	24,317,000
19,620	Massachusetts St. Health & Educational, Harvard University, F.R.W.D., Ser. GG3 0.65%, 2/2/09(c)	19,620,000
9,200	Whiting Ind. Env. Facs. Rev. Prods. North America Proj., F.R.D.D 0.55%, 2/2/09(c)	9,200,000

		106,207,000

Other Corporate Obligations 16.5%
138,100	Bank of America NA 2.181%, 2/27/09(a)	138,088,025
5,000	0.396%, 6/12/09(a)	4,996,160
15,000	2.099%, 6/12/09(a)	14,989,860
150,000	1.234%, 7/29/10(a)(h)	150,000,000
310,000	2.906%, 8/6/09(a)	310,000,000
200,210	Bank of America Corp., M.T.N. 2.048%, 9/18/09(a)	200,109,798
150,000	Citigroup Funding, Inc. 1.274%, 7/30/10(a)(h)	150,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of January 31, 2009 continued

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d.)
$200,000	Goldman Sachs Promissory Note Gtd. 2.25%, 3/9/09(d)(h)	$200,000,000
200,000	2.25%, 3/10/09(d)(h)	200,000,000
59,000	2.25%, 3/10/09(d)(h)	59,000,000
275	JPMorgan Chase & Co., M.T.N. 2.143%, 3/6/09(a)	274,854
91,000	1.465%, 4/3/09(a)	91,002,316
9,400	Merrill Lynch & Co., Inc. 6.00%, 2/17/09	9,412,100
67,000	Metlife Insurance Co. of Connecticut 2.419%, 2/25/09(a)(d)(e) (original cost $67,000,000; date purchased 2/25/08)	67,000,000
99,000	1.861%, 7/7/09(a)(d)(e) (original cost $99,000,000; date purchased 7/7/08)	99,000,000
85,000	Metropolitan Life Insurance Co. 3.443%, 2/2/09(a)(d)(e) (original cost $85,000,000; date purchased 2/1/08)	85,000,000
197,000	Nordea Bank AB, M.T.N., 144A 1.509%, 9/24/09(a)	197,000,000
75,000	Toyota Motor Credit Corp., M.T.N. 0.471%, 2/3/09(a)	75,000,000
270,000	US Bank NA 2.289%, 9/10/09(a)	270,000,000
210,000	Wells Fargo & Co., M.T.N. 1.668%, 9/23/09(a)	210,084,658

		2,530,957,771

U.S. Government Agencies 39.4%
10,000	Federal Home Loan Bank 2.17%, 2/11/09(a)	10,000,193
170,000	0.234%, 2/17/09(a)	170,000,000
573,000	0.38%, 2/19/09(a)	573,000,000
650,000	0.41%, 2/23/09(a)	650,000,001
214,000	0.455%, 2/27/09(a)	214,000,000
47,400	2.07%, 3/4/09(a)	47,475,062
20,000	0.455%, 3/5/09(a)	20,000,000
400,000	0.455%, 3/5/09(a)	400,000,000
40,000	2.40%, 3/11/09	40,084,251
562,000	0.49%, 3/27/09(a)	562,000,000
650,000	0.51%, 4/3/09(a)	649,989,167

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agencies (cont’d.)
$440,000	1.179%, 7/10/09(a)	$440,004,830
25,000	0.985%, 7/14/09(a)	25,000,000
9,000	3.00%, 7/15/09(b)	8,877,000
15,000	2.675%, 9/4/09	15,177,449
14,500	5.00%, 9/18/09	14,901,622
200,000	0.984%, 10/30/09(a)	199,862,065
125,000	Federal Home Loan Mortgage Corp. 1.20%, 3/3/09(b)	124,875,000
75,000	4.25%, 7/15/09	76,249,620
222,974	6.625%, 9/15/09	231,135,695
56,000	4.00%, 9/22/09	57,173,812
247,000	Federal National Mortgage Association 1.00%, 3/16/09(b)	246,704,972
47,000	0.41%, 7/1/09(b)	46,921,667
200,000	0.50%, 7/7/09(b)	199,566,667
275,000	5.125%, 7/13/09	280,612,985
80,000	0.55%, 7/29/09(b)	79,782,444
50,000	0.55%, 9/8/09(b)	49,832,708
118,327	6.625%, 9/15/09	122,679,280
125,000	0.62%, 9/17/09(b)	124,509,167
150,000	0.62%, 9/18/09(b)	149,408,417
225,000	0.386%, 10/13/09(a)	225,000,000

		6,054,824,074

Repurchase Agreements(g) 10.8%
12,671	Banc of America Securities, LLC 0.29%, dated 1/30/09, due 2/2/09 in the amount of $12,671,306 (cost $12,871,000; the value of collateral including accrued interest was $12,924,420)	12,671,000
181,025	Barclays Capital, Inc. 0.25%, dated 1/30/09, due 2/2/09 in the amount of $181,028,771 (cost $181,025,000; the value of collateral including accrued interest was $184,645,500)	181,025,000
421,259	Barclays Capital, Inc. 0.28%, dated 1/30/09, due 2/2/09 in the amount of $421,268,829 (cost $421,259,000; the value of collateral including accrued interest was $429,684,181)	421,259,000
300,000	Deutsche Bank AG 0.29%, dated 1/30/09, due 2/2/09 in the amount of $300,007,250 (cost $300,000,000; the value of collateral including accrued interest was $306,000,000)	300,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of January 31, 2009 continued

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements (cont’d.)
$200,000	Goldman Sachs 0.29%, dated 1/30/09, due 2/2/09 in the amount of $200,004,833 (cost $200,000,000; the value of collateral including accrued interest was $204,000,140)	$200,000,000
200,000	Goldman Sachs 0.31%, dated 1/30/09, due 2/2/09 in the amount of $200,005,167 (cost $200,000,000; the value of collateral including accrued interest was $204,000,001)	200,000,000
350,000	Merrill Lynch & Co., Inc. 0.30%, dated 1/30/09, due 2/2/09 in the amount of $350,008,750 (cost $350,000,000; the value of collateral including accrued interest was $357,004,517)	350,000,000

		1,664,955,000

	Total Investments 100.6% (amortized cost $15,449,302,305)(f)	15,449,302,305
	Liabilities in excess of other assets (0.6%)	(90,023,699)

	Net Assets 100.0%	$15,359,278,606

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.T.—Alternative Minimum Tax

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

M.T.N.—Medium Term Note

N.A.—National Association (National Bank)

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at January 31, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $251,000,000. The aggregate value of $251,000,000 is 1.6% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(h)	FDIC—Guarantee issued under temporary liquidity guarantee program.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$15,449,302,305	—
Level 3—Significant Unobservable Inputs	—	—

Total	$15,449,302,305	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2008 and 2009 the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2009 was as follows:

U.S. Government Agencies	39.4%
Commercial Paper	24.7
Other Corporate Obligations	16.5
Repurchase Agreements	10.8
Certificates of Deposit	8.1
Municipal Bonds	0.7
Loan Participations	0.4

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Statement of Assets and Liabilities

as of January 31, 2009

Assets
Unaffiliated investments, at amortized cost which approximates market value	$15,449,302,305
Cash	85
Interest receivable	29,678,912
Prepaid expenses	206,611

Total assets	15,479,187,913

Liabilities
Payable for investments purchased	116,947,508
Dividend payable	2,667,936
Management fee payable	157,072
Accrued expenses	114,332
Affiliated transfer agent fee payable	16,667
Deferred trustees’ fee	5,792

Total liabilities	119,909,307

Net Assets	$15,359,278,606

Net assets were comprised of:
Common stock, at par	$15,359,436
Paid-in capital in excess of par	15,344,055,581

15,359,415,017
Distribution in excess of net investment income	(136,411)

Net assets January 31, 2009	$15,359,278,606

Net asset value, offering price and redemption price per share ($15,359,278,606 ÷ 15,359,436,112 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended January 31, 2009

Net Investment Income
Income
Unaffiliated interest	$597,678,927

Expenses
Management fee	1,752,122
Insurance expense	343,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	101,000
Custodian’s fees and expenses	91,000
Reports to shareholders	20,000
Audit fee	19,000
Legal fees and expenses	17,000
Trustees’ fees	11,000
Miscellaneous	52,669

Total expenses	2,406,791

Net investment income	595,272,136

Net Realized Gain On Investments
Net realized gain on investment transactions	1,014,265

Net Increase In Net Assets Resulting From Operations	$596,286,401

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Statement of Changes in Net Assets

	Year Ended January 31,
	2009	2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$595,272,136	$1,097,060,037
Net realized gain on investment transactions	1,014,265	182,955

Net increase in net assets resulting from operations	596,286,401	1,097,242,992

Dividends and distributions from net investment income and net realized gain (Note 1)	(596,432,846)	(1,097,242,992)

Series share transactions (Note 6)
Net proceeds from shares subscribed	182,400,328,239	160,735,985,229
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	410,453,980	700,164,535
Cost of shares reacquired	(191,987,937,502)	(153,590,603,913)

Net increase (decrease) in net assets from Series share transactions	(9,177,155,283)	7,845,545,851

Total increase (decrease)	(9,177,301,728)	7,845,545,851

Net Assets
Beginning of year	24,536,580,334	16,691,034,483

End of year(a)	$15,359,278,606	$24,536,580,334

(a) Includes accumulated net investment income of:	$—	$10,034

See Notes to Financial Statements.

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Portfolio of Investments

as of January 31, 2009

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 87.4%

ASSET BACKED SECURITIES 36.3%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(a)	Aaa	0.74%	01/25/35	$3,004	$1,339,787
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Baa1	1.36	06/25/32	649	334,565
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	Ba3	2.94	11/25/33	510	323,928
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(a)	Aaa	1.09	12/25/33	2,000	1,134,322
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	1.29	09/25/33	1,093	513,017
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	0.91	04/25/34	4,837	2,188,729
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	0.84	04/25/35	2,000	1,701,359
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	0.83	02/15/12	1,144	998,342
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa1	0.61	12/15/13	10,000	4,761,672
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa1	0.61	03/15/14	10,000	4,397,542
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	0.62	08/15/13	13,000	8,466,250
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	0.60	09/15/14	5,000	1,879,846

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	13

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	0.42%	10/15/12	$10,000	$8,395,254
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	0.58	10/15/12	2,000	1,540,626
Americredit Automobile Receivables Trust, Ser. 2007-DF, Class A2B(a)	Aa3	0.98	01/6/11	2,743	2,735,180
Ameriquest Mortgage Securities, Inc. Ser. 20005-R9, Class AF4	Aaa	5.44	11/25/35	1,500	747,839
Ameriquest Mortgage Securities, Inc. Ser. 2004-R6, Class A1(a)	Aa3	0.60	07/25/34	7,426	5,463,386
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	1.74	02/25/33	5,837	3,388,875
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2(a)(c)	Ba1	3.16	02/25/33	1,078	382,010
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	1.08	01/25/34	1,486	953,868
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	1.14	01/25/34	3,089	2,108,917
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	B3	3.16	03/25/33	386	54,418
Ameriquest Mortgage Securities, Inc., Ser. 2003-8,Class M1(a)	Aa2	1.09	10/25/33	5,220	3,180,497
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	Aaa	5.82	11/25/35	1,808	706,139
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	2.19	07/25/32	212	69,877
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	A1	2.04	12/25/32	2,678	1,438,999

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	6.10%	09/25/33	$1,000	$488,366
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	A2	2.19	09/25/33	12,586	3,673,847
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	0.99	04/25/34	1,000	414,458
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(a)	Aa1	0.94	05/25/34	1,021	373,648
Asset Backed Funding Cert., Ser. 2003-OPT1, Class A3(a)	Aaa	1.07	04/25/33	1,169	584,693
Asset Backed Funding Cert., Ser. 2004-HE1, Class M1(a)	Aa2	1.29	03/25/34	2,583	1,483,052
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	Aaa	0.63	09/25/36	6,000	1,818,923
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	3.18	09/15/33	690	355,794
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	1.38	01/15/34	3,004	1,687,929
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	2.81	01/15/34	1,090	752,651
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	0.88	07/25/35	2,500	2,073,970
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	0.56	11/15/11	26,300	23,232,417
Bank One Issuance Trust, Ser. 2004-C1, Class C1(a)	Baa2	0.83	11/15/11	5,000	4,514,475
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(d)	1.04	06/25/34	4,081	2,155,049
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A3(a)	Aaa	0.77	11/25/35	11,000	8,706,918

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	15

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE11, Class M1(a)	Aa1	0.82%	11/25/35	$9,522	$2,525,393
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Caa1	0.56	05/25/35	19,000	6,464,370
Bear Stearns Asset Backed Securities Trust. Ser. 2003-3, Class M1(a)	Aa2	1.21	06/25/43	1,185	646,042
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	1.56	09/25/34	1,437	580,964
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE10, Class M1(a)	Aa2	1.04	12/25/34	1,216	641,509
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	0.99	08/25/34	6,654	3,664,315
Capital Auto Receivables Asset Trust, Ser. 2007-3, Class A2B(a)	Aaa	.583	11/15/09	777	774,706
Carmax Auto Owner Trust, Class 2008-2, Class A2B(a)	Aaa	2.10	09/15/11	22,000	21,161,007
Carmax Auto Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	1.03	04/15/11	7,445	7,250,823
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	Aa1	0.87	09/25/35	9,265	6,368,250
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ca	2.64	01/25/33	520	47,366
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	Baa2	1.44	11/25/33	10,469	5,961,331
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	1.46	12/25/32	934	223,343
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.79	03/25/35	3,000	902,758

See Notes to Financial Statements.

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	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Centex Home Equity, Home Equity Loan, Ser. 2005-C, Class M1(a)	Aa1	0.82%	06/25/35	$7,600	$2,923,800
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	2.12	03/25/33	530	242,408
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	1.09	06/25/33	1,010	584,068
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	2.09	06/25/33	756	248,387
Centex Home Equity, Ser. 2004-C, Class AF5	Aaa	5.98	06/25/34	15,505	9,301,719
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	0.95	02/25/33	870	728,003
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	0.63	04/15/13	8,751	6,300,785
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.62	01/15/14	35,000	20,549,185
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	0.66	11/15/12	14,000	9,487,407
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	0.76	02/20/15	19,100	7,678,412
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.65	01/9/12	34,120	26,507,322
Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5	Aaa	6.04	09/25/36	17,200	7,222,239
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	Aa3	6.49	06/25/37	5,560	2,070,223
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	0.82	05/25/35	2,489	2,410,778
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Aa1	0.85	09/25/35	2,000	1,432,646
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aaa	0.49	08/25/36	4,000	3,523,883

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Baa1	0.54%	08/18/21	$13,765	$6,331,995
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	1.03	08/15/33	767	319,906
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	1.51	03/25/32	490	340,634
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa2	1.44	08/25/33	1,918	865,779
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2004-1, Class M2(a)	Aa2	0.94	03/25/34	8,000	4,948,476
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class AF4(a)	Aaa	5.70	04/25/36	1,900	856,500
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1(a)	Baa1	0.50	07/25/34	5,429	4,615,172
Countrywide Asset-backed Certificates, Ser. 2003-5, Class MV1(a)	Aaa	0.99	01/25/34	42	18,572
Countrywide Asset-Backed Certificates, Ser. 2004-13, Class MV4(a)	A1	1.24	04/25/35	9,000	4,401,551
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	0.89	05/25/34	3,500	1,863,644
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	Aa1	0.83	04/25/36	4,000	1,983,064
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	Aa1	0.84	04/25/36	1,750	409,643

See Notes to Financial Statements.

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	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	0.81%	08/25/35	$3,300	$2,708,425
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Baa1	0.51	01/25/37	1,998	1,953,749
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	Caa1	0.48	11/25/35	9,506	6,881,348
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	Baa1	0.48	04/25/36	14,765	8,028,559
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Baa2	0.61	08/25/37	10,000	2,690,389
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	Baa1	0.50	11/25/36	9,379	5,271,255
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Baa1	0.57	04/15/35	1,617	557,118
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Caa1	0.51	05/15/35	1,602	361,531
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Baa1	0.56	02/15/36	3,014	1,445,037
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Baa1	0.50	05/15/36	4,229	1,295,284
Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aa3	0.47	01/15/37	26,284	17,441,451
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	1.01	01/25/32	2,199	1,084,681
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	1.99	03/25/32	1,013	550,945
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	0.47	03/15/14	9,816	6,302,391
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	0.46	10/15/12	15,000	12,128,943

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	19

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	2.29%	12/25/32	$304	$182,134
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	0.94	10/25/34	3,000	1,503,053
Equity One ABS, Inc., Ser. 2003-1, Class M1	Aa2	4.86	07/25/33	345	243,941
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	Aa1	0.85	11/25/35	10,000	3,814,572
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.97	11/25/34	11,610	5,529,300
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Baa1	1.04	12/25/35	3,500	101,074
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	A1	0.79	01/25/36	2,000	384,909
First Franklin Mtg. Loan Asset Backed Certificates, Ser. 2004-FF3, Class M1(a)	Aa2	1.21	05/25/34	8,909	4,228,172
First Franklin Mtg. Loan Asset Backed Certificates, Ser. 2004-FF8, Class M1(a)	Aa1	0.89	10/25/34	5,200	1,925,978
First NLC Trust, Ser. 2005-2, Class M1(a)	Aa1	0.87	09/25/35	2,500	1,501,560
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aa3	0.55	06/25/19	22,447	14,720,759
Ford Credit Auto Owner Trust, Ser. 2006-A, Class A3	Aaa	5.05	03/15/10	157	156,886
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A3	Aaa	5.16	11/15/10	2,712	2,675,682
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A2A	Aaa	5.42	04/15/10	1,791	1,785,024
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2(a)	Aaa	0.93	07/15/10	3,097	3,022,248
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa1	1.44	12/25/33	1,279	744,217

See Notes to Financial Statements.

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	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	2.34%	02/25/34	$388	$123,279
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	1.32	07/25/34	2,400	1,353,618
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	0.70	11/15/31	10,607	7,819,209
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	0.55	12/15/32	9,762	6,834,869
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	0.51	11/15/34	13,335	9,583,757
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	0.63	06/15/13	4,000	2,934,936
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	0.44	09/15/12	9,000	7,840,012
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	0.57	09/15/12	11,500	8,744,563
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	0.60	03/15/13	21,000	12,694,870
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	0.51	03/15/15	25,000	11,934,048
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	0.69	03/15/15	13,680	4,107,186
GE Corporate Aircraft Financing LLC, Ser. 2005-1, Class A3, 144A(a)	Aaa	0.65	08/25/19	12,312	9,603,533
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	0.53	04/20/11	24,500	23,623,164
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	0.60	04/20/13	5,000	3,075,371
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	0.53	07/20/11	19,000	17,324,582
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Baa1	0.58	11/17/20	9,567	4,783,333

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Ba2	0.83%	12/25/26	$3,985	$1,951,246
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	A2	3.13	03/20/33	275	52,538
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	1.36	11/25/33	4,080	2,432,678
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	Aa2	2.49	11/25/33	434	273,589
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	0.94	03/25/34	4,959	2,193,472
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	A1	0.84	11/25/35	4,500	1,387,396
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	Aa3	0.54	08/25/36	20,148	8,232,962
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-4, Class A3V(a)	Aaa	0.51	03/20/36	15,000	9,408,935
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class M2(a)	Aa1	2.86	11/20/36	3,500	2,485,000
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	0.65	03/20/36	9,524	5,425,058
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	0.60	03/20/36	7,300	1,811,383
Home Equity Asset Trust, 2003-2, Class M1(a)	Aa2	1.71	08/25/33	3,094	2,020,494
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	1.74	02/25/33	1,692	1,030,857
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	1.89	03/25/33	1,723	932,377
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	1.68	08/25/33	3,879	2,260,068
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aaa	1.59	10/25/33	12,345	5,841,296

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	Aa2	1.47%	04/25/34	$1,257	$803,383
Home Equity Asset Trust, Ser. 2004-1, Class M1(a)	A1	1.33	06/25/34	21,245	10,613,580
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	Aa2	0.83	08/25/35	2,450	1,620,416
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	Aa1	0.87	11/25/35	2,625	1,338,249
Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	A1	0.84	02/25/36	2,000	236,563
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.46	05/21/11	1,176	1,184,170
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.47	01/18/11	28,000	27,930,548
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	0.88	07/15/13	5,200	4,481,770
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A1	0.47	06/15/12	18,000	15,670,048
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	0.44	12/16/13	25,000	19,262,999
HSI Asset Securitization Corp Trust, Ser. 2006-OPT4, Class 2A4(a)	Aaa	0.64	03/25/36	1,400	524,356
Huntington Auto Trust, Ser. 2008-1A, Class A2B,144A(a)	Aaa	1.33	11/15/10	6,000	5,870,318
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A2B(a)	Aaa	0.68	01/15/10	27	26,542
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.04	01/15/12	5,610	5,623,129
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A2	Aaa	4.16	05/16/11	32,000	31,895,253
Indymac Home Equity Loan Asset-Backed Trust, Ser. 2004-B, Class M4(a)	A1	1.54	11/25/34	14,500	10,836,146

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	0.49%	02/25/36	$3,400	$3,143,495
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	0.63	08/25/36	7,447	2,219,960
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	1.51	07/25/33	3,771	2,125,814
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.07	08/25/33	6,800	3,304,958
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	0.89	02/25/34	23,430	12,487,150
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	0.94	02/25/34	6,340	3,953,311
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	0.92	06/25/34	2,350	1,426,626
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.96	07/25/34	1,750	672,892
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Aa2	0.94	06/25/35	10,000	6,474,834
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	0.63	08/15/13	21,800	11,687,181
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	0.62	10/15/13	7,455	3,868,673
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	3.24	02/25/34	756	503,183
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	2.04	10/25/34	3,900	2,472,612

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	0.99%	08/25/34	$3,607	$1,257,342
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	A2	1.89	11/25/32	1,745	1,067,392
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	1.59	05/25/33	1,831	1,052,747
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	1.41	10/25/33	1,013	569,868
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	B1	3.84	04/25/33	383	310,282
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	A1	3.31	06/25/33	1,539	865,226
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	1.44	09/25/33	4,111	2,243,334
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	3.01	09/25/33	427	171,583
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	Aa2	0.86	07/25/35	1,000	702,558
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	0.86	01/25/35	3,708	2,262,525
Morgan Stanley ABS Capital, Inc., Ser. 2004-HE8, Class M1(a)	Aa1	1.03	09/25/34	19,810	6,082,964
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	Baa1	3.39	02/25/33	697	373,355
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	C	2.34	07/25/32	354	7,904
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	1.80	10/25/32	1,733	988,149
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	Baa2	2.79	10/25/32	387	197,986
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	1.74	03/25/33	1,794	1,125,519

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	25

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa3	1.51%	05/25/32	$2,017	$1,230,720
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	Baa2	3.76	03/25/33	491	107,161
Morgan Stanley Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.84	08/25/35	150	90,272
Morgan Stanley Home Equity Loans, Ser. 2005-2, Class M1(a)	Aa1	0.80	05/25/35	4,366	3,878,309
Morgan Stanley Home Equity Loans, Ser. 2005-4, Class M1(a)	Aa1	0.80	09/25/35	2,210	662,747
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	0.61	03/15/13	5,000	2,192,696
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	0.63	03/15/14	17,625	5,728,282
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	0.53	08/25/23	3,198	2,628,700
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.90	02/25/35	20,836	7,676,382
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.50	11/25/33	15,000	7,494,000
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	1.47	01/25/34	17,544	8,763,086
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	0.98	05/25/34	8,956	4,816,419
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.01	11/25/34	11,087	4,360,933
Nissan Auto Receivables Owner Trust, Ser. 2006A, Class A3	Aaa	4.74	12/15/09	100	100,322
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A3	Aaa	5.03	05/15/11	3,800	3,818,997

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Nissan Auto Receivables Owner Trust. Ser. 2008-B, Class A3	Aaa	4.46%	04/15/12	$22,000	$21,900,258
Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Caa1	0.58	01/25/37	19,000	6,801,734
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	Aaa	1.51	11/25/32	320	204,954
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2003-2, Class A2(a)	Aaa	0.99	04/25/33	2,877	1,741,828
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	Aa2	0.99	01/25/34	2,094	1,252,853
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-3, Class M1(a)	Aa1	0.86	08/25/35	2,460	1,102,162
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	0.81	12/25/35	8,000	1,355,799
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	A1	0.83	12/25/35	2,000	146,973
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Baa1	0.48	11/15/18	9,581	8,024,522
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Baa1	0.52	04/15/37	9,994	7,408,948
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-5, Class AF4	Aaa	5.30	11/25/35	2,250	1,382,438
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.87	08/25/35	4,552	2,549,007
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	0.67	05/25/36	3,000	2,244,844
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2004-4, Class M1	Aa2	5.18	09/25/34	2,177	1,435,668

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	27

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	B2	0.58%	03/25/36	$9,789	$5,397,490
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	A1	0.68	08/25/36	6,000	2,142,882
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	1.64	05/25/34	581	257,615
Renaissance Home Equity Loan Trust, Ser. 2002-2, Class M1(a)	Aa2	1.59	08/25/32	939	591,176
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	0.82	06/25/33	709	452,350
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aaa	5.98	08/25/34	15,000	6,672,929
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Baa3	0.72	05/25/36	2,500	771,342
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Caa1	0.72	12/25/35	4,156	882,316
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.55	01/25/34	4,600	1,966,658
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.22	02/25/34	1,000	500,965
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aaa	4.77	04/25/34	7,750	3,592,364
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aaa	5.60	06/25/34	10,308	3,813,741
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	Aa1	0.79	12/25/35	1,680	638,670
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	Aaa	0.69	02/25/36	470	288,159

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	Aaa	0.49%	09/25/36	$3,855	$3,440,530
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	Baa2	0.61	01/25/37	7,316	2,411,682
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Ba2	0.61	02/25/37	7,500	1,671,475
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Caa1	0.57	12/25/35	2,739	1,167,995
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA4, Class A(a)	Baa1	0.53	07/25/36	5,989	2,681,639
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA(d)	1.12	03/25/32	7,504	3,944,897
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Baa1	1.18	03/25/31	953	217,056
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	A3	1.56	07/25/31	710	426,883
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Aaa	5.02	08/25/32	2,609	1,028,159
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	1.99	12/25/33	258	88,528
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	1.18	03/25/35	2,000	991,986
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.50	08/25/35	2,738	1,497,376
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	0.91	02/25/34	7,719	4,921,115
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	B2	0.64	05/25/36	5,050	1,756,002
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(d)	1.19	04/25/34	3,782	1,556,006
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	1.33	04/25/15	6,426	6,322,134

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	29

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	1.41%	07/25/13	$4,183	$4,086,442
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	1.46	01/25/15	11,727	11,331,303
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	1.04	08/25/34	11,700	5,899,652
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	0.90	02/25/35	3,878	1,603,048
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Aaa	0.59	12/25/36	2,196	1,661,954
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(d)	1.39	10/25/33	10,448	5,295,054
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	0.82	11/25/35	3,500	829,586
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A3, 144A(a)	AAA(d)	0.55	12/25/35	1,638	1,578,750
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A4, 144A(a)	A(d)	0.59	12/25/35	1,600	1,158,280
Tal Advantage LLC, Ser. 2006-1, Class A	Baa2	0.55	04/20/21	7,250	3,987,500
Terwin Mortgage Trust, Ser. 2006-12SL1, Class A1(a)(c)	Aa3	0.51	11/25/37	29,207	5,841,462
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)(c)	Aa3	0.50	01/25/38	5,581	1,116,116
USAA Auto Owner Trust, Ser. 2006-4, Class A3	Aaa	5.01	06/15/11	1,877	1,882,774
Volkswagen Auto Loan Enhanced Trust, Ser. 2008-1, Class A2	Aaa	3.71	04/20/11	3,465	3,452,794

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	1.21%	03/20/11	$6,075	$5,969,374
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.81	09/20/12	10,200	10,025,358
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aaa	0.69	04/25/34	8,206	4,382,029
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	0.69	04/25/34	10,936	5,555,814
World Omni Auto Receivables Trust, Ser. 2008-B, Class A2	Aaa	4.13	03/15/11	17,000	16,821,991

					1,065,449,414

COMMERCIAL MORTGAGE BACKED SECURITIES 18.4%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(d)	4.88	11/10/42	4,238	4,069,543
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(d)	4.76	07/10/45	1,750	1,646,595
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	0.54	04/10/49	50,000	35,308,024
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.56	06/10/49	30,000	21,000,171
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	0.48	03/15/22	1,453	1,237,695
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(d)	4.83	05/11/39	4,033	3,940,737
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(d)	5.46	03/11/39	4,740	3,969,637
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	0.44	03/15/19	5,122	4,357,331
Citigroup Commercial Mortgage Trust, Ser. 2006-05, Class A3	Aaa	5.43	10/15/49	10,000	7,180,218

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	31

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.45%	07/15/44	$10,000	$8,733,113
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.41	01/15/46	2,355	2,076,934
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2A	Aaa	5.24	12/11/49	3,700	2,928,210
Commercial Mortgage Pass Through Cert., Ser. 2005-C6, Class A2	Aaa	5.00	06/10/44	5,225	5,160,607
Commercial Mortgage Pass Through Cert., Ser. 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	0.66	02/5/19	3,000	2,396,516
CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aaa	4.83	04/15/37	12,020	9,780,976
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(d)	5.05	07/10/45	3,000	2,905,032
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.12	04/10/37	20,000	18,768,934
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	5.91	07/10/38	40,000	35,104,688
GS Mortgage Securities Corp, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	0.52	03/6/20	9,894	7,333,320
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(a)	Aaa	5.21	12/15/44	4,000	3,377,842
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(a)	Aaa	5.75	02/12/49	1,410	1,077,790
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.82	02/12/51	8,233	5,069,769

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A1	Aaa	5.02%	02/12/51	$4,000	$3,702,856
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.86	04/15/45	21,510	18,730,686
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	0.45	05/15/47	40,000	28,519,000
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	1.34	06/15/49	50,000	31,417,395
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	1.33	01/15/49	50,000	32,747,630
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(d)	5.10	11/15/30	10,753	10,451,521
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.08	02/15/31	12,450	11,023,333
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.53	03/15/32	8,400	7,385,529
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.26	09/15/39	5,070	4,321,976
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	0.40	06/15/22	13,871	10,601,772
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(a)	Aaa	5.88	06/12/46	19,000	16,743,051
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	0.51	12/12/49	25,000	17,521,833
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	0.53	03/12/51	50,000	34,291,640
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-08, Class ASB(a)	AAA(d)	5.89	08/12/49	1,750	1,284,504

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	33

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.49%	08/12/48	$35,000	$24,098,627
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	0.57	06/12/37	25,000	16,736,168
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(d)	4.88	08/13/42	8,390	7,886,501
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.49	04/15/49	50,000	33,483,750
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(d)	4.52	05/15/44	10,056	9,442,013
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.31	11/15/48	25,000	17,966,760
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.42	09/15/21	23,271	16,365,108

					542,145,335

CORPORATE BONDS 32.7%

Automobiles 1.0%
DaimlerChrysler NA LLC, Holding Corp., M.T.N.(a)	A3	2.35	03/13/09	30,000	29,993,850

Banking 2.7%
BBVA US Senior SA Unipersonal, Gtd. Notes, 144A(a)	Aa1	1.21	04/17/09	10,000	9,989,940
Capital One Financial Corp., Sr. Unsub., M.T.N.(a)	A3	2.47	09/10/09	25,000	23,945,325
Citigroup, Inc., Notes(a)	A2	2.33	06/9/09	2,070	2,056,301
Credit Suisse USA, Inc.,(a)	Aa1	2.30	11/20/09	25,000	24,230,675
HBOS Treasury Services, PLC, M.T.N., 144A(a)	Aa3	1.18	07/17/09	15,000	14,899,200
JPMorgan Chase & Co., Notes, M.T.N.(a)	Aa3	2.34	06/2/09	4,000	3,972,528

					79,093,969

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Brokerage 2.8%
Bear Stearns & Co., Inc., M.T.N.(a)	Aa3	1.40%	01/31/11	$20,000	$18,771,980
Goldman Sachs Group, Inc., M.T.N.(a)	A1	1.57	06/28/10	10,000	9,559,430
Lehman Brothers Holdings, Inc., M.T.N.(a)(e)	NR	3.00	05/25/10	50,000	6,625,000
Merrill Lynch & Co., M.T.N.(a)	A1	1.60	03/23/10	17,000	16,362,313
Merrill Lynch & Co., M.T.N.(a)	A1	3.08	02/5/10	13,000	12,579,034
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.(a)	A2	1.18	01/15/10	20,000	18,923,320

					82,821,077

Building Materials & Construction 0.3%
Martin Marietta Materials, Inc., Sr. Unsub. Notes(a)	Baa3	1.32	04/30/10	10,940	9,680,171

Cable 0.5%
Comcast Corp.(a)	Baa2	1.46	07/14/09	15,000	14,800,425

Capital Goods 4.8%
Caterpillar Financial Services Corp., Notes, M.T.N.(a)	A2	2.26	03/10/09	5,000	4,990,092
Eaton Corp.,(a)	A2	2.47	08/10/09	35,000	34,972,910
ERAC USA Finance Co., Notes, 144A(a)(c)	BBB(d)	1.42	04/30/09	21,490	20,722,678
Ingersoll-Rand Global Holding Co Ltd., Gtd. Notes (Bermuda)(a)	Baa1	3.68	08/13/10	16,000	14,863,008
John Deere Capital Corp., M.T.N.(a)	A2	2.24	09/1/09	35,000	34,560,190
Snap-On, Inc.,(a)	A3	1.48	01/12/10	25,000	24,717,525
United Technologies Corp.,(a)	A(d)	2.27	06/1/09	5,000	4,984,200

					139,810,603

Consumer 0.5%
Proctor & Gamble International Funding SCA (Luxembourg), Gtd. Notes(a)	Aa3	2.46	08/19/09	15,000	15,001,800

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	35

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Electric 1.7%
FPL Group Capital, Inc., Gtd. Notes(a)	A2	2.75%	06/17/11	$10,000	$9,106,390
Georgia Power Co., Sr. Unsec’d. Notes(a)	A2	2.42	03/17/10	20,000	19,983,460
Ohio Power Co.(a)	A3	1.61	04/5/10	22,950	21,572,449

					50,662,299

Energy—Integrated 0.6%
ConocoPhillips AU Funding Co., Gtd. Notes(a)	A1	1.50	04/9/09	7,600	7,595,288
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.00	08/1/10	10,000	9,843,920

					17,439,208

Foods 1.7%
General Mills, Inc.(a)	Baa1	1.25	01/22/10	30,000	29,436,930
Kraft Foods, Inc., Sr. Unsub. Notes(a)	Baa2	2.79	08/11/10	10,000	9,438,160
SABMiller PLC, 144A(a)	Baa1	1.74	07/1/09	10,000	9,979,820

					48,854,910

Healthcare & Pharmaceutical 3.0%
AstraZeneca PLC, Sr. Unsub. Notes(a)	A1	2.46	09/11/09	25,000	24,846,500
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	Baa2	1.71	10/2/09	20,000	19,526,520
Eli Lilly & Co., 144A(a)	A1	4.10	05/15/09	20,000	20,000,000
GlaxoSmithKline Capital, Inc., Gtd. Notes(a)	A1	2.80	05/13/10	25,000	24,811,000

					89,184,020

Insurance 2.4%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	2.18	03/12/10	35,000	32,392,990
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	1.71	06/21/10	40,000	37,587,200

					69,980,190

See Notes to Financial Statements.

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	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Media & Entertainment 1.7%
Time Warner, Inc.,(a)	Baa2	2.41%	11/13/09	$30,000	$29,310,120
Walt Disney Co., M.T.N.(a)	A2	2.29	09/10/09	20,000	19,883,660

					49,193,780

Non-Captive Finance 3.2%
American Express Credit Corp., M.T.N.(a)	A1	0.42	05/19/09	8,000	7,849,488
Countrywide Financial, Corp., M.T.N.(a)	A1	2.95	05/7/12	35,000	30,978,745
General Electric Capital Corp.,(a)	Aaa	1.21	01/26/11	22,500	21,369,915
General Electric Capital Corp., M.T.N.(a)	AAA(d)	3.34	02/2/09	8,300	8,299,271
Household Fin. Corp., Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	2.43	11/16/09	10,370	9,961,941
International Lease Finance Corp., M.T.N.(a)	Baa1	1.49	01/15/10	17,000	15,018,446

					93,477,806

Pipelines & Other 1.0%
Rockies Express Pipeline LLC, Gtd., 144A(a)	Baa2	5.10	08/20/09	30,000	30,023,190

Retailers 1.6%
CVS Caremark Corp., (a)	Baa2	2.50	06/1/10	50,000	47,685,550

Technology 2.0%
Cisco Systems Inc., Notes, M.T.N.(a)	A1	2.23	02/20/09	6,000	5,998,953
Hewlett-Packard Co.,(a)	A2	2.06	06/15/10	17,200	17,045,596
IBM International Group Capital(a)	A1	1.52	07/29/09	35,000	34,931,050

					57,975,599

Telecommunications 1.2%
AT&T, Inc.,(a)	A2	2.96	02/5/10	35,000	34,318,060

Total long-term investments (cost $3,368,158,709)					2,567,591,256

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	37

Portfolio of Investments

as of January 31, 2009 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 12.3%

COMMERCIAL PAPER 11.6%(b)
Alcoa, Inc.	P-2	6.75%	02/9/09	$19,656	$19,622,831
Autozone, Inc., 144A	P-2	2.50	02/20/09	8,000	7,988,889
Cadbury Schweppes Finance PLC, 144A	P-2	1.35	03/2/09	20,000	19,977,500
Cigna Corp., 144A	P-2	2.50	02/20/09	8,000	7,988,889
Cigna Corp., 144A	P-2	3.00	03/2/09	5,000	4,987,500
Clorox Co. (The), 144A	P-2	4.65	02/13/09	4,358	4,354,824
Clorox Co. (The), 144A	P-2	3.50	02/24/09	14,000	13,987,110
Consolidated Edison Co. of New York, 144A	P-1	0.55	02/20/09	20,000	19,993,889
Devon Energy Corp., 144A	P-2	3.25	02/18/09	20,000	19,985,778
Diageo Capital PLC, 144A	P-2	5.65	02/2/09	10,000	9,998,643
Dow Chemical Co.	P-2	4.00	02/18/09	14,000	13,972,000
Duke Energy Corp., 144A	P-2	2.35	04/6/09	4,000	3,991,440
Duke Energy Corp., 144A	P-2	2.40	04/7/09	14,262	14,230,766
Heinz H.J. Finance Co.	P-2	1.75	02/25/09	8,000	7,990,278
Heinz H.J. Finance Co., 144A	P-2	1.65	02/20/09	10,000	9,990,833
Ingersoll-Rand Global Holdings Co., 144A	P-2	6.75	02/9/09	5,000	4,997,241
Ingersoll-Rand Global Holdings Co., 144A	P-2	2.50	02/19/09	350	349,538
ITT Corp., 144A	P-2	3.25	03/31/09	9,513	9,462,330
Johnson Controls, Inc., 144A	P-2	2.50	02/2/09	19,000	18,997,361
Marathon Oil Corp., 144A	P-2	2.75	03/10/09	5,000	4,985,486
Pacific Gas & Electric Co., 144A(g)
(original cost $19,995,489; date purchased 1/26/09)	P-2	1.16	02/2/09	20,000	19,998,712
Safeway, Inc., 144A	P-2	2.00	03/30/09	12,000	11,978,321
Spectra Energy Capital LLC, 144A	P-2	2.25	02/11/09	4,000	3,997,250
Spectra Energy Capital LLC, 144A	P-2	1.70	02/13/09	12,300	12,292,449
Staples, Inc., 144A	P-2	2.65	02/6/09	8,000	7,996,466
Transocean, Inc., 144A	P-2	6.15	03/10/09	5,000	4,993,615
Transocean, Inc., 144A	P-2	6.10	03/16/09	10,000	9,987,521
Verizon Communication, Inc., 144A	P-2	0.90	03/23/09	19,550	19,525,074
Vodafone Group PLC, 144A	P-2	2.42	03/30/09	10,013	9,994,911

See Notes to Financial Statements.

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	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

COMMERCIAL PAPER (cont’d.)
Volkswagen of America, 144A	P-2	6.10%	02/11/09	$7,000	$6,995,872
Volkswagen of America, 144A	P-2	3.00	02/27/09	12,000	11,973,000
XTO Energy, Inc., 144A	P-2	2.00	04/9/09	5,000	4,988,550

					342,574,867

LOAN PARTICIPATIONS 0.7%
National Rural Utilities Cooperative Finance Corp.(c)	P-1	1.15	03/16/09	19,600	19,600,000

Total short-term investments (cost $361,970,442)					362,174,867

Total Investments 99.7% (cost $3,730,129,151; Note 5)(f)					2,929,766,123
Other assets in excess of liabilities(h) 0.3%					8,718,234

Net Assets 100.0%					$2,938,484,357

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard & Poor’s

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of January 31, 2009. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Represents issuer in default of interest payments; non-income producing security.
(f)	As of January 31, 2009, 2 securities representing $6,957,578 and 0.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Private placement, restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $19,995,489. The aggregate value of $19,998,712 is 0.7% of net assets.
(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on interest rate and credit default swap agreements as follows:

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	39

Portfolio of Investments

as of January 31, 2009 continued

Interest rate swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized (Depreciation)
Barclays Bank PLC(a)	6/18/2009	$32,000	3.513%	3 month LIBOR	$(317,088)
Royal Bank of Scotland PLC(a)	9/24/2009	5,600	3.42625	3 month LIBOR	(138,445)
Barclays Bank PLC(a)	6/20/2010	27,000	3.775	3 month LIBOR	(944,278)
Barclays Bank PLC(a)	7/3/2010	10,000	3.57	3 month LIBOR	(320,855)
Royal Bank of Scotland PLC(a)	7/21/2010	19,000	3.5725	3 month LIBOR	(619,987)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695	3 month LIBOR	(1,889,902)
Barclays Bank PLC(a)	12/12/2010	50,000	4.0475	3 month LIBOR	(2,366,965)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026	3 month LIBOR	(962,028)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735	3 month LIBOR	(1,382,744)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531	3 month LIBOR	(1,749,481)
Royal Bank of Scotland PLC(a)	10/3/2013	9,200	3.991	3 month LIBOR	(760,086)
Deutsche Bank AG(a)	12/15/2009	25,000	3.201	3 month LIBOR	(433,605)
Royal Bank of Scotland PLC(a)	2/18/2020	20,000	4.762	3 month LIBOR	(3,536,598)

					$(15,422,062)

(a)	The Portfolio pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

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Credit default swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Underlying Bond Reference Entity/ Obligation	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Citibank, NA	3/20/2010	$20,000	0.28%	CVS Corp., 4.875%, due 9/15/2014	$79,392
Deutsche Bank AG	6/20/2012	15,000	5.05	Countrywide Home Loans, Inc., 6.000%, due 1/24/2018	(1,762,198)
Goldman Sachs International	3/20/2013	32,350	1.90	Financial Security Assurance, Inc., 6.11%, due 6/29/2015	10,445,604
Goldman Sachs International	3/20/2018	2,800	2.96	MBIA Insurance Corp., 2.76%, due 10/06/2010	1,521,682
Goldman Sachs International	3/20/2018	2,100	2.99	AMBAC Assurance Corp., 5.900%, due 2/22/2021	856,376
Merrill Lynch Capital Services, Inc.	3/20/2018	8,000	3.00	AMBAC Assurance Corp., 5.900%, due 2/22/2021	3,259,476
Merrill Lynch Capital Services, Inc.	3/20/2018	8,000	3.00	MBIA Insurance Corp., 5.900%, due 10/06/2010	4,339,736
Merrill Lynch Capital Services, Inc.	6/20/2010	20,000	0.70	UnitedHealth Group, Inc., 4.875%, due 4/01/2013	467,772

					$19,207,840

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	41

Portfolio of Investments

as of January 31, 2009 continued

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$2,922,808,545	$3,785,778
Level 3—Significant Unobservable Inputs	6,957,578	—

Total	$2,929,766,123	$3,785,778

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 1/31/2008	$—	$265,686
Realized gain (loss)	—		*
Change in unrealized appreciation (depreciation)	(19,913,237)	(483,408)
Net purchases (sales)	(3,698,163)	—
Transfers in and/or out of Level 3	30,568,978	217,722

Balance as of 1/31/09	$6,957,578	$—

*	The realized gain earned during the period for other financial instruments was $6,089,539.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2009 was as follows:

Asset Backed Securities	36.3%
Commercial Mortgage Backed Securities	18.4
Commercial Paper	11.6
Capital Goods	4.8
Banking	3.9
Non-Captive Finance	3.2
Healthcare & Pharmaceutical	3.0
Insurance	2.4
Technology	2.0
Electric	1.7
Foods	1.7
Media & Entertainment	1.7
Brokerage	1.6
Retailers	1.6
Telecommunications	1.2
Automobiles	1.0
Pipelines & Other	1.0
Loan Participations	0.7
Energy—Integrated	0.6
Cable	0.5
Consumer	0.5
Building Materials & Construction	0.3

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	43

Statement of Assets and Liabilities

as of January 31, 2009

Assets
Unaffiliated investments, at value (cost $3,730,129,151)	$2,929,766,123
Cash	4,002
Unrealized appreciation on swaps	20,970,038
Interest receivable	6,339,980
Receivable for investments sold	495,437
Prepaid expenses	46,891

Total assets	2,957,622,471

Liabilities
Unrealized depreciation on swaps	17,184,260
Dividend payable	1,088,121
Payable for investments purchased	732,639
Accrued expenses	69,274
Management fee payable	38,800
Affiliated transfer agent fee payable	25,020

Total liabilities	19,138,114

Net Assets	$2,938,484,357

Net assets were comprised of:
Common stock, at par	$397,256
Paid-in capital in excess of par	3,966,705,994

3,967,103,250
Undistributed net investment income	2,105,154
Accumulated net realized loss on investments and swaps	(234,146,797)
Net unrealized depreciation on investments and swap agreements	(796,577,250)

Net assets, January 31, 2009	$2,938,484,357

Net asset value, offering price and redemption price per share ($2,938,484,357 ÷ 397,255,731 shares of $.001 par value common stock issued and outstanding)	$7.40

See Notes to Financial Statements.

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Statement of Operations

Year Ended January 31, 2009

Net Investment Income
Income
Unaffiliated interest	$130,620,183

Expenses
Management fee	487,745
Custodian’s fees and expenses	125,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	100,000
Insurance expense	32,000
Audit fee	28,000
Legal fees and expenses	16,000
Trustees’ fees	11,000
Reports to shareholders	7,000
Miscellaneous	21,239

Total expenses	827,984

Net investment income	129,792,199

Net Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized gain (loss) on:
Investment transactions	(235,768,702)
Swaps	7,168,352

(228,600,350)

Net change in unrealized appreciation (depreciation) on:
Investments	(542,352,684)
Swap agreements	3,520,092

(538,832,592)

Net loss on investments	(767,432,942)

Net Decrease In Net Assets Resulting From Operations	$(637,640,743)

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	45

Statement of Changes in Net Assets

	Year Ended January 31,
	2009	2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$129,792,199	$209,083,236
Net realized loss on investment transactions and swaps	(228,600,350)	(8,202,521)
Net change in unrealized depreciation on investments and swap agreements	(538,832,592)	(258,467,069)

Net decrease in net assets resulting from operations	(637,640,743)	(57,586,354)

Dividends from net investment income (Note 1)	(124,696,414)	(209,325,263)

Series share transactions (Note 6)
Net proceeds from shares subscribed	63,066,691	3,001,647,451
Net asset value of shares issued to shareholders in reinvestment of dividends	127,473,906	208,695,190
Cost of shares reacquired	(150,689,457)	(2,343,151,691)

Net increase in net assets from Series share transactions	39,851,140	867,190,950

Total increase (decrease)	(722,486,017)	600,279,333

Net Assets
Beginning of year	3,660,970,374	3,060,691,041

End of year(a)	$2,938,484,357	$3,660,970,374

(a) Includes undistributed net investment income of:	$2,105,154	$111,920

See Notes to Financial Statements.

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Notes to Financial Statements

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Taxable Money Market Series (the Money Market Series) and the Short-Term Bond Series commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At January 31, 2009, 100% of the shares outstanding were owned by such entities of which 3 shareholders held 77.7% of outstanding shares of the Short-Term Bond Series and 2 shareholders held 11.3% of outstanding shares of the Money Market Series.

Dryden Core Investment Fund	47

Notes to Financial Statements

continued

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term debt securities which mature in more than sixty days are valued at current market quotations. Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The Money Market Series may hold up to 10% and the Short Term Bond Series may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Series’ policy that its custodian or designated

48	Visit our website at www.jennisondryden.com

subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

Dryden Core Investment Fund	49

Notes to Financial Statements

continued

The maximum amount of the payments that a Portfolio as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying /selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing fair value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Some Portfolios may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current fair value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets

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and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Risk: Swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Portfolio to meet its obligations may be affected by economic developments in a specific industry or region.

Portfolios have entered into over-the-counter derivative agreements. Such agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination the contract(s) may impact the amounts reported on financial statements. As of January 31, 2009, Short-Term Bond Series have met conditions under such agreements, which give the counterparty the right to call for an early termination. However, as of the date of issuance of these financial statements no notice of early termination was received.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are declared annually. Income distributions and capital

Dryden Core Investment Fund	51

Notes to Financial Statements

continued

gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the year ended January 31, 2009, the costs were at an effective annual rate of .008% for the Money Market Series’ and .014% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Series. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the year ended January 31, 2009, aggregated $864,758,633 and $848,479,209, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed/distribution in excess of net investment income and accumulated net realized gain (loss) on investments and swaps on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed/distribution in excess of net investment income and accumulated net realized gain (loss) on investments and swaps. For the year ended January 31, 2009, the adjustment for the Taxable Money Market Series was to decrease distribution in excess of net investment income and to decrease accumulated net realized gain on investment transactions by $1,014,265 due to reclassification of dividends. For the year ended January 31, 2009, the adjustment for the Short-Term Bond Series was to decrease undistributed net investment income and accumulated net realized loss on investments and swaps by $3,102,551 due to reclassification of paydown losses and swaps.

The tax character of distributions paid during the year ended January 31, 2009 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$596,408,002	$24,844	$596,432,846
Short-Term Bond Series	124,696,414	—	124,696,414

The tax character of distributions paid during the year ended January 31, 2008 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$1,097,242,992	$—	$1,097,242,992
Short-Term Bond Series	209,325,263	—	209,325,263

Dryden Core Investment Fund	53

Notes to Financial Statements

continued

As of January 31, 2009 the accumulated undistributed earnings on a tax basis were as follows:

Series	Accumulated Ordinary Income
Taxable Money Market Series*	$2,537,317
Short-Term Bond Series**	1,227,643

*	includes a timing difference of $2,667,936 for dividends payable.
**	includes a timing difference of $1,088,121 for dividends payable.

The United States federal income tax basis of the investments and the net unrealized depreciation as of January 31, 2009 was as follows:

Series	Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
Short-Term Bond Series	$3,730,129,151	$8,293,155	$(808,656,183)	$(800,363,028)	$3,785,778	$(796,577,250)

Other cost basis adjustments are attributable to appreciation on swaps.

For federal income tax purposes, Short-Term Bond Series had capital loss carryforward as of January 31, 2009 of approximately $124,166,000, of which $8,441,000 expires in 2016 and $115,725,000 expires in 2017. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain whether Short-Term Bond Series will be able to realize the full benefit prior to the expiration date. Additionally, the Series elects to treat capital losses of approximately $109,980,800 as having been incurred in the following year.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series
	Shares	Amount	Shares	Amount
Year ended January 31, 2009:
Shares sold	182,400,328,239	$182,400,328,239	7,142,320	$63,066,691
Shares issued in reinvestment of distributions	410,453,980	410,453,980	15,087,934	127,473,906
Shares reacquired	(191,987,937,502)	(191,987,937,502)	(17,756,059)	(150,689,457)

Net increase (decrease) in shares outstanding	(9,177,155,283)	$(9,177,155,283)	4,474,195	$39,851,140

Year ended January 31, 2008:
Shares sold	160,735,985,221	$160,735,985,229	300,896,593	$3,001,647,451
Shares issued in reinvestment of distributions	700,164,535	700,164,535	21,305,411	208,695,190
Shares reacquired	(153,590,603,913)	(153,590,603,913)	(235,176,432)	(2,343,151,691)

Net increase in shares outstanding	7,845,545,843	$7,845,545,851	87,025,572	$867,190,950

Note 7. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dryden Core Investment Fund	55

Financial Highlights

Taxable Money Market Series
Year Ended January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.03
Dividends and distributions to shareholders	(.03)

Net asset value, end of year	$1.00

Total Return(a):	2.61%
Ratios/Supplemental Data:
Net assets, end of year (000)	$15,359,279
Average net assets (000)	$22,364,588
Ratios to average net assets:
Expenses	.01%
Net investment income	2.66%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

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Taxable Money Market Series
Year Ended January 31,
2008	2007	2006	2005

$1.00	$1.00	$1.00	$1.00

.05	.05	.03	.02
(.05)	(.05)	(.03)	(.02)

$1.00	$1.00	$1.00	$1.00

5.43%	5.23%	3.46%	1.50%

$24,536,580	$16,691,034	$14,439,643	$11,924,742
$20,733,978	$15,454,186	$11,936,264	$13,091,919

.01%	.02%	.02%	.02%
5.29%	5.12%	3.50%	1.50%

See Notes to Financial Statements.

Dryden Core Investment Fund	57

Financial Highlights

continued

Short-Term Bond Series
Year Ended January 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.32

Income (loss) from investment operations:
Net investment income	.33
Net realized and unrealized gain (loss) on investment transactions	(1.93)

Total from investment operations	(1.60)

Less Dividends
Dividends from net investment income	(.32)

Net asset value, end of period	$7.40

Total Return(c):	(17.57)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,938,484
Average net assets (000)	$3,367,022
Ratios to average net assets:
Expenses	.02%
Net investment income	3.85%
Portfolio turnover rate	28%

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed the Series, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008, .07% and 5.49%, respectively, for the year ended January 31, 2007 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

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Short-Term Bond Series
Year Ended January 31,				November 7, 2005(a) through January 31, 2006
2008		2007

$10.01		$10.00		$10.00

.55		.54		.10
(.69)		.01		—	(b)

(.14)		.55		.10

(.55)		(.54)		(.10)

$9.32		$10.01		$10.00

(1.48)%		5.61%		.95%

$3,660,970		$3,060,691		$443,961
$3,711,731		$1,314,770		$415,749

.02	%(d)	.03	%(d)	.08	%(d)(e)
5.63	%(d)	5.52	%(d)	4.47	%(d)(e)
53%		31%		7	%(f)

See Notes to Financial Statements.

Dryden Core Investment Fund	59

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Dryden Core Investment Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Taxable Money Market Series and the Short-Term Bond Series, each a series of the Dryden Core Investment Fund (hereafter referred to as the “Funds”) as of January 31, 2009, and for Taxable Money Market Series, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended; and for Short-Term Bond Series, the statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from November 7, 2005 (commencement of operations) through January 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2009, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2009, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods referred to in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 26, 2009

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Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Funds’ fiscal year end (January 31, 2009) as to the federal tax status of dividends paid by the Series’ during such fiscal year.

During fiscal year end January 31, 2009, the Series’ paid aggregate dividends and distributions as follows:

	Taxable Money Market Series	Short-Term Bond Series
Ordinary Income	$.03	$.32

The Taxable Money Market Series and Short-Term Bond Series designates 92.60% and 93.27%, respectively of the ordinary income dividends as interest-related dividends.

Dryden Core Investment Fund	61

MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen (1)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (56) Board Member Portfolios Overseen: 62

Managing Director (since April 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (56) Board Member Portfolios Overseen: 62	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley Co. (broker- dealer).

Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (banking) (since April 2006).

David E.A. Carson (74) Board Member Portfolios Overseen: 62	Director (since May 2008) of Liberty Bank; Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People’s Bank (1987 – 2000).	None.
Michael S. Hyland, CFA (63) Board Member Portfolios Overseen: 62

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co., Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).

None.
Robert E. La Blanc (74) Board Member Portfolios Overseen: 62	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

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Douglas H. McCorkindale (69) Board Member Portfolios Overseen: 62

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (66) Board Member Portfolios Overseen: 62	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	None.
Richard A. Redeker (65) Board Member Portfolios Overseen: 62	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).	None.
Robin B. Smith (69) Board Member & Independent Chair Portfolios Overseen: 62	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (65) Board Member Portfolios Overseen: 62

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members
Judy A. Rice (61) Board Member & President Portfolios Overseen: 62

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

None.

Dryden Core Investment Fund

Robert F. Gunia (62) Board Member & Vice President Portfolios Overseen: 148

Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Director (since May 1989) of The Asia Pacific Fund, Inc.

[1]

The year in which each individual joined the Fund’s Board is as follows: Linda W. Bynoe, 2005; David E.A. Carson, 2003; Robert E. La Blanc, 1999; Douglas H. McCorkindale, 2003, Richard A. Redeker, 2003; Robin B. Smith, 1999; Stephen G. Stoneburn, 1999; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Judy A. Rice, Board Member since 2000 and President since 2003; Robert F. Gunia, Board Member and Vice President since 1999.

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Fund Officers (a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (56) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (51) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (50) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (34) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1999-2004).
John P. Schwartz (37) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1997-2005).
Andrew R. French (46) Assistant Secretary

Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Timothy J. Knierim (50) Chief Compliance Officer

Chief Compliance Officer of Prudential Investment Management, Inc. (PIM) (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Valerie M. Simpson (50) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (46) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).

Dryden Core Investment Fund

Noreen M. Fierro (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Grace C. Torres (49) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (45) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (50) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes interested Board Members who also serve as President or Vice President.
[1]	The year that each individual became a Fund officer is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Noreen M. Fierro, 2006; Grace C. Torres, 1999; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at www.jennisondryden.com

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2009 and January 31, 2008, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $46,861 and $46,861, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2009 and 2008. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2009 and 2008 was $0 and $26,200, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 31, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 31, 2009

*	Print the name and title of each signing officer under his or her signature.